Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 856,181.4	$ 804,091.0
Financial liabilities	318,672.4	340,543.5
Held-to-maturity [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		20,821.7
Held-to-maturity [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		19,338.8
Held-to-maturity [member] | Structured product [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,482.9
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,805.9
Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,511.8
Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,294.1
Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	91,800.0	150,201.1
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		21,016.8
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		19,541.4
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [member] | Structured product [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,475.4
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21,850.7
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	19,554.5
Not measured at fair value but for which the fair value is disclosed [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,296.2
Not measured at fair value but for which the fair value is disclosed [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	93,171.3	152,077.7
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Held-to-maturity [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		21,016.8
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Held-to-maturity [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		19,541.4
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Held-to-maturity [member] | Structured product [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,475.4
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21,850.7
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	19,554.5
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial assets at amortised cost, class [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,296.2
Not measured at fair value but for which the fair value is disclosed [member] | Level 2 [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 93,171.3	$ 152,077.7